INFORMATION BY GEOGRAPHIC AREA (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 2,056	€ 1,768	€ 1,666	€ 1,517
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	926		740
France
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	656		613
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	250		181
Czech Republic
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	106		84
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 118		€ 48